Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,599,203	$ 3,516,437
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,599,203	$ 3,516,437